FAIR VALUE MEASUREMENT (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		$ 1,762	$ 1,494
Warrants to purchase ordinary shares (level 1)	[1]	1,395	239
Warrants to purchase ordinary shares (level 3)	[2]		1,193
Lease liabilities		371	432
Financial liabilities		3,528	3,358
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		0	0
Warrants to purchase ordinary shares (level 1)	[1]	1,395	239
Warrants to purchase ordinary shares (level 3)	[2]		1,193
Lease liabilities		0
Financial liabilities		1,395	1,432
Financial liabilities at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		1,762	1,494
Warrants to purchase ordinary shares (level 1)	[1]	0	0
Warrants to purchase ordinary shares (level 3)	[2]		0
Lease liabilities		371	432
Financial liabilities		$ 2,133	$ 1,926

[1]	Tradable warrants presented above are valuated based on the market price (a level 1 valuation) as of June 30, 2021.
[2]	Warrants to purchase ordinary shares issued in December 2019 and February 2020 presented are valuated based on the Monte-Carlo pricing model (a level 3 valuation) as of June 30, 2020. As of June 30, 2021, all these warrants were exercised, see additional information in Note 61d.